Shareholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of Shares Outstanding
The table below reflects the number of ordinary shares and deferred shares issued and outstanding at September 30, 2019 and December 31, 2018 and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis in the current and previous years and the creation of deferred shares.

	September 30,	December 31,
	2019	2018
Ordinary shares	44,982,378	40,145,617
Deferred shares	34,425	34,425
Deferred B shares	88,893,548	88,893,548
Deferred C shares	1	1
Total ordinary and deferred shares	133,910,352	129,073,591